ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2019
ASSETS HELD FOR SALE [Abstract]
Summary of the major items of assets and liabilities classified as held for sale
The following is a summary of the major items of assets and liabilities classified as held for sale as at December 31:

(MILLIONS)	2019	2018
Assets
Cash and cash equivalents	$14	$8
Restricted cash	22	47
Trade receivables and other current assets	13	28
Property, plant and equipment, at fair value	303	749
Goodwill	—	22
Other long-term assets	—	66

Assets held for sale	$352	$920

Liabilities
Current liabilities	$18	$23
Non-recourse borrowings	73	360
Other long-term liabilities	46	150

Liabilities directly associated with assets held for sale	$137	$533